VGOF-P10 03/24

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 1, 2024

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

Effective March 1, 2024, the following changes are made to each fund’s Prospectus and SAI:

a.

In the section of each fund’s Prospectus titled “Management – Investment professionals”, the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for the fund listed in Schedule B:

Investment professional	Title	Investment professional of the fund since
John Bellows	Portfolio Manager and Research Analyst	March 2024

b.

In the section of each fund’s Prospectus titled “More on fund management – Investment professionals” the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for the fund listed in Schedule B:

Investment professional	Title and recent biography	Investment professional of the fund since
John Bellows	Portfolio Manager/Research Analyst and has been employed by Western Asset as an investment professional for at least the past five years.	March 2024

c.

In the section of each fund’s SAI titled “Investment Professionals – Other Accounts Managed by the Investment Professionals”, the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for the fund listed in Schedule B:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
John Bellows*	Registered Investment Companies	23	44.98	None	None
	Other Pooled Investment Vehicles	26	12.85	None	None
	Other Accounts	225	71.06	6	4.45

*	The information is as of January 31, 2024, and does not reflect additional accounts (including the Fund) for which Mr. Bellows will join the portfolio management team on March 1, 2024.

d.

In the section of each fund’s SAI titled “Investment Professionals – Investment Professional Securities Ownership” the following is added for each fund listed in Schedule A and replaces the reference to S. Kenneth Leech for the fund listed in Schedule B:

Investment Professional	Dollar Range of Ownership of Securities ($)
John Bellows*	None

*	The information is as of January 31, 2024.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series Core Completion Fund	June 29, 2023
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2023

SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series C Fund	June 29, 2023

Please retain this supplement for future reference.

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